UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

    Virtus Institutional Trust (formerly, Phoenix Institutional Mutual Funds)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           (VIRTUS MUTUAL FUNDS LOGO)

                                                                      SEMIANNUAL
                                                                          REPORT

                         Virtus Institutional Bond Fund

                                       WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:                                DOCUMENT E-MAILED TO YOU?
VIRTUS                                     ELIGIBLE SHAREHOLDERS CAN
INSTITUTIONAL                              SIGN UP FOR E-DELIVERY AT
TRUST                June 30, 2009                        Virtus.com

NOT FDIC INSURED   NO BANK GUARANTEE                  MAY LOSE VALUE

TABLE OF CONTENTS

VIRTUS INSTITUTIONAL BOND FUND
   ("Institutional Bond Fund")
Message to Shareholders ..........................................    1
Disclosure of Fund Expenses ......................................    3
Schedule of Investments ..........................................    5
Statement of Assets and Liabilities ..............................   14
Statement of Operations ..........................................   15
Statement of Changes in Net Assets ...............................   16
Financial Highlights .............................................   18
Notes to Financial Statements ....................................   20

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The financial markets gave investors a lifetime's worth of challenges during the first half of 2009.

After hitting lows in the first quarter that had not been seen in more than a dozen years, the markets rebounded nicely during the second quarter, offering cause for some optimism among beleaguered investors. The Dow Jones Industrial Average, which had dropped 13 percent in the first quarter -- its sixth consecutive down quarter -- ended the second quarter up 12 percent. The S&P 500(R) Index and the NASDAQ(R) Composite Index each registered better results. The S&P 500 ended the first half of the year up three percent while the NASDAQ Composite was up 17 percent.

For a year that started with woeful economic data -- as well as foundering business and consumer confidence in the economy -- the first half ended with some encouraging signs, or "green shoots" in the language of Federal Reserve Chairman Ben Bernanke. In the troubled financial services sector, credit conditions began to improve, giving big banks and brokerage firms the opportunity to shore up their balance sheets. Encouraged by these signs, institutional investors began to venture out of U.S. government debt into somewhat riskier assets. Additionally, commodities and emerging markets saw gains on the expectation that a global economic recovery may be on the horizon.

Unfortunately, one quarter of positive returns does not signify the end of the "Great Recession," and it may still be too early to tell if the "green shoots" will develop into healthy stalks of recovery. With unemployment rates edging higher, it may be several quarters before consumers are ready to lead the recovery by increasing personal spending. Additionally, analysts want to see corporate profits built on growth, not on companies' abilities to cut costs, before they say this downturn is behind us.

The investment professionals who manage your assets in the Virtus Mutual Funds are weighing all these factors -- and many more -- as they consider the best options in this economic environment. We encourage you to carefully review their quarterly commentary and to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

We appreciate the decisions you and your financial advisor have made to choose an investment in the Virtus Mutual Funds. Our wide range of equity, fixed income, alternative investment and money market funds can give you the opportunity to allocate your assets in a portfolio tailored to your specific needs.

We are also committed to offering exceptional service, and hope you will contact our customer service team at 800-243-1574 or through our website, www.virtus.com, if you have questions about your account or require additional information.

I thank you for entrusting your assets to Virtus Mutual Funds.

Sincerely,


/s/ George R. Aylward
-------------------------------------
George R. Aylward

AUGUST 3, 2009

                         VIRTUS INSTITUTIONAL BOND FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLE

                             Beginning          Ending                   Expenses
                              Account          Account      Annualized     Paid
                               Value            Value         Expense     During
                          January 1, 2009   June 30, 2009     Ratio       Period*
                          ---------------   -------------   ----------   --------
INSTITUTIONAL BOND FUND
ACTUAL
Class X                      $1,000.00        $1,092.60        0.55%       $2.85
Class Y                       1,000.00         1,091.40        0.80         4.15
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X                       1,000.00         1,022.03        0.55         2.76
Class Y                       1,000.00         1,020.78        0.80         4.02

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUND MAY INVEST IN OTHER FUNDS AND THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES WERE INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2009
                                  (UNAUDITED)

The table presents asset allocations within certain sectors and as a percentage of total investments.

Corporate Bonds                                  43%
   Financials                             18%
   Energy                                  5%
   Industrials                             5%
   All Others                             15%
Mortgage-Backed Securities                       40%
Municipal Bonds                                   7%
Asset-Backed Securities                           4%
U.S. Government Obligations                       4%
Other (includes short-term investments)           2%
                                                ---
Total                                           100%
                                                ===

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE       VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--3.6%
U.S. Treasury Bond
   4.250%, 5/15/39                                   $      1,900   $      1,880
U.S. Treasury Note
   5.125%, 5/15/16                                             40             45
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,929)                                                   1,925
                                                                    ------------
MUNICIPAL BONDS--6.9%
CALIFORNIA--0.1%
City of Oakland Pension
   Obligation Taxable Series A
   (NATL-RE Insured)
   6.980%, 12/15/09                                            34             35
CONNECTICUT--1.8%
Mashantucket Western
   Pequot Tribe Taxable
   Series A, 144A
   (NATL-RE Insured)
   6.910%, 9/1/12(3)                                          455            425
   Series A 144A (FSA Insured)
   6.570%, 9/1/13(3)                                          580            535
                                                                    ------------
                                                                             960
                                                                    ------------

                                                       PAR VALUE       VALUE
                                                     ------------   ------------
FLORIDA--2.3%
Miami-Dade County
   Educational Facilities
   Authority Taxable
   Series C
   5.460%, 4/1/15                                    $        165   $        165
Orange County
   Tourist Development
   (NATL-RE Insured)
   5.000%, 10/1/17                                          1,040          1,084
                                                                    ------------
                                                                           1,249
                                                                    ------------
MICHIGAN--0.9%
City of Detroit Taxable
   (FSA Insured)
   4.970%, 5/1/13                                             200            163
City of Flat Rock Finance
   Authority Taxable Series A
   6.750%, 10/1/16                                            145            154
Tobacco Settlement Finance
   Authority Taxable 06-A,
   7.309%, 6/1/34                                             265            177
                                                                    ------------
                                                                             494
                                                                    ------------

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension
   Obligation Taxable Series B
   (NATL-RE, FGIC Insured)
   6.350%, 3/1/13                                    $        400   $        409
SOUTH DAKOTA--0.2%
Educational Enhancement
   Funding Corp. Taxable 02-A,
   6.720%, 6/1/25                                             151            133
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable 07-A1,
   6.706%, 6/1/46                                             125             77
WASHINGTON--0.7%
City of Seattle (FSA Insured)
   5.000%, 6/1/38                                             350            352
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,936)                                                   3,709
                                                                    ------------
MORTGAGE-BACKED SECURITIES--39.4%
AGENCY--17.0%
FHLMC
   5.500%, 8/1/18                                             202            214
   4.500%, 10/1/18                                            343            356
FNMA
   4.500%, 9/1/18                                             346            353
   5.000%, 11/1/20                                            338            352
   5.500%, 6/1/21                                             184            193
   6.000%, 5/1/29                                             107            113
   7.000%, 11/1/30                                             23             25
   6.000%, 11/1/31                                             79             83
   6.000%, 12/1/32                                             61             64
   5.500%, 4/1/33                                             383            398
   5.500%, 4/1/33                                             255            265
   5.000%, 7/1/33                                             195            200
   6.500%, 8/1/33                                             356            383
   5.500%, 4/1/34                                             312            323
   5.000%, 7/1/35                                             308            314
   5.500%, 12/1/35                                            418            432
   6.500%, 8/1/36                                             294            313
   5.500%, 4/1/37                                             321            332
   5.500%, 4/1/37                                             187            194
   5.500%, 7/1/37                                             317            328
   6.000%, 9/1/37                                              93             98

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
AGENCY--CONTINUED
   6.500%, 9/1/37                                    $         81   $         86
   6.000%, 10/1/37                                            302            316
   6.000%, 2/1/38                                             313            327
   6.000%, 2/1/38                                             277            290
   6.000%, 2/1/38                                             410            429
   5.000%, 3/1/38                                             397            405
   6.000%, 8/1/38                                             352            369
   5.000%, 1/1/39                                             405            413
   4.500%, 3/1/39                                             819            818
GNMA
   7.000%, 8/15/29                                             36             40
   6.500%, 12/15/31                                           167            180
   6.500%, 12/15/31                                            14             15
   6.500%, 1/15/32                                             14             15
   6.500%, 1/15/32                                              5              6
   6.500%, 3/15/32                                             30             32
                                                                    ------------
                                                                           9,074
                                                                    ------------
NON-AGENCY--22.4%
American Tower Trust 07-1A, AFX 144A
   5.420%, 4/15/37 (3)                                        245            223
Bear Stearns Adjustable Rate
   Mortgage Trust 05-12, 13A1
   5.443%, 2/25/36 (2)                                        145             89
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000%, 8/25/35                                            150            125
Citigroup/Deutsche Bank Commercial Mortgage Trust
   05-CD1, AM
   5.399%, 7/15/44(2)                                         595            410
   06-CD2, A4
   5.545%, 1/15/46(2)                                         890            739
Credit Suisse First Boston
   Mortgage Securities Corp.
   05-C5, A1
   5.046%, 8/15/38 (2)                                        192            193
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4
   5.609%, 2/15/39 (2)                                      1,270          1,027
Crown Castle Towers LLC 144A 05-1A, AFX
   4.643%, 6/15/35 (3)                                        600            585
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (2)                                        390            333

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
GMAC Commercial Mortgage
   Securities, Inc. 04-C2, A3
   5.134%, 8/10/38                                   $        170   $        155
GS Mortgage Securities Corp.
   II 07-GG10, A4
   5.993%, 8/10/45 (2)                                        635            480
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   07-LD12, A4
   5.882%, 2/15/51 (2)                                        420            314
Lehman Brothers -- UBS
   Commercial Mortgage Trust
   04-C4, A2
   4.567%, 6/15/29(2)                                         440            439
   04-C7, A6
   4.786%, 10/15/29(2)                                      1,125            949
Lehman Brothers Commercial Conduit Mortgage Trust
   99-C2, A2
   7.325%, 10/15/32                                           602            602
   07-C3, A4
   6.150%, 7/15/44(2)                                         271            197
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.079%, 10/25/36 (2)                                       204            162
Merrill Lynch Mortgage Trust
   06-C1, AM
   5.840%, 5/12/39(2)                                         440            256
   04-KEY2, A4
   4.864%, 8/12/39(2)                                       1,110            933
Morgan Stanley Capital I
   06-T23, A4
   5.984%, 8/12/41(2)                                         595            503
   06-IQ12, A4
   5.332%, 12/15/43                                           530            396
   07-IQ14, A4
   5.692%, 4/15/49(2)                                         425            310
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.516%, 9/25/35 (2)                                        151             93
SBA Commercial Mortgage Backed Securities Trust
   144A 06-1A, B
   5.451%, 11/15/36 (3)                                       215            196

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4
   5.426%, 7/15/41(2)                                $      1,010   $        904
   07-C30, A5
   5.342%, 12/15/43                                           565            372
   07-C33, A4
   6.100%, 2/15/51(2)                                         420            309
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.337%, 5/20/36 (2)(5)                                     351             38
Washington Mutual Mortgage
   Pass-Through Certificates, Inc. 05-AR3, A2
   4.639%, 3/25/35 (2)                                        552            425
Wells Fargo Mortgage Backed
   Securities Trust
   04-BB, A1
   4.547%, 1/25/35(2)                                          74             51
   05-AR4, 2A2
   4.537%, 4/25/35(2)                                         224            197
                                                                    ------------
                                                                          12,005
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,976)                                                 21,079
                                                                    ------------
ASSET-BACKED SECURITIES--4.3%
AmeriCredit Automobile
   Receivables Trust 06-BG, A3
   5.210%, 10/6/11                                             40             39
Bombardier Capital
   Mortgage Securitization Corp. 99-A, A3
   5.980%, 1/15/18 (2)                                        333            204
Capital Auto Receivables
   Asset Trust 04-2, D 144A
   5.820%, 5/15/12 (3)                                        270            270
Conseco Finance Securitizations Corp.
   01-3, A4
   6.910%, 5/1/33 (2)                                         464            364
Daimler Chrysler Auto Trust
   06-A, B
   5.140%, 9/8/12                                             380            365

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (3)                               $         98   $         74
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750%, 10/25/36 (2)                                       321            199
Irwin Home Equity Corp.
   06-1, 2A2 144A
   5.390%, 9/25/35 (2)(3)                                     230            182
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115%, 8/25/36 (2)                                      1,015            367
Saxon Asset Securities Trust 05-3, A2C
   0.594%, 11/25/35 (2)                                        86             81
UCFC Manufactured Housing 97-3, A4
   6.975%, 1/15/29                                            203            165
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,436)                                                   2,310
                                                                    ------------
CORPORATE BONDS--41.7%
CONSUMER DISCRETIONARY--3.5%
Black & Decker Corp. (The)
   5.750%, 11/15/16                                           175            165
Comcast Corp.
   5.875%, 2/15/18                                            115            117
Daimler Finance North America LLC
   6.500%, 11/15/13                                           155            158
Echostar DBS Corp.
   6.625%, 10/1/14                                            100             92
Hasbro, Inc.
   6.300%, 9/15/17                                            215            209
Landry's Restaurant, Inc.
   144A 14.000%, 8/15/11 (3)                                   70             67
Mashantucket Western Pequot Tribe 144A
   8.500%, 11/15/15 (3)                                        95             48
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                            230            183
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                                             225            196

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--CONTINUED
Staples, Inc.
   9.750%, 1/15/14                                   $         35   $         39
Time Warner Cable, Inc.
   6.750%, 7/1/18                                             195            203
Time Warner, Inc.
   6.875%, 5/1/12                                             120            128
   5.875%, 11/15/16                                           105            103
TRW Automotive, Inc. 144A
   7.000%, 3/15/14 (3)                                        100             72
Viacom, Inc.
   6.250%, 4/30/16                                            100             99
                                                                    ------------
                                                                           1,879
                                                                    ------------
CONSUMER STAPLES--0.9%
Coca-Cola HBC Finance BV
   5.500%, 9/17/15                                            245            252
Reynolds American, Inc.
   6.750%, 6/15/17                                            155            145
SUPERVALU, Inc.
   7.500%, 11/15/14                                           115            111
                                                                    ------------
                                                                             508
                                                                    ------------
ENERGY--5.3%
Buckeye Partners LP
   6.050%, 1/15/18                                             95             86
Energy Transfer Partners LP
   5.950%, 2/1/15                                             220            222
Gazprom OAO (Gaz Capital SA) 144A
   6.212%, 11/22/16(3)                                        215            180
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (3)                                         90             83
Kinder Morgan Energy Partners LP
   6.000%, 2/1/17                                             215            213
Knight, Inc.
   6.500%, 9/1/12                                             212            208
Newfield Exploration Co.
   6.625%, 9/1/14                                             185            171
NGPL PipeCo. LLC 144A
   6.514%, 12/15/12 (3)                                       165            173
Noble Energy, Inc.
   8.250%, 3/1/19                                             105            119
Peabody Energy Corp.
   7.375%, 11/1/16                                            160            152

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
ENERGY--CONTINUED
Petro-Canada
   6.050%, 5/15/18                                   $         65   $         65
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (3)                                        356            354
Plains Exploration & Production Co.
   7.750%, 6/15/15                                            110            103
Ras Laffan Liquefied Natural Gas Co., Ltd. II RegS
   5.298%, 9/30/20 (4)                                        250            230
Smith International, Inc.
   9.750%, 3/15/19                                            110            127
Swift Energy Co.
   7.125%, 6/1/17                                             215            153
Williams Cos., Inc. (The)
   7.125%, 9/1/11                                             185            189
                                                                    ------------
                                                                           2,828
                                                                    ------------
FINANCIALS--17.8%
AFLAC, Inc.
   8.500%, 5/15/19                                             30             32
Allied Capital Corp.
   6.000%, 4/1/12                                             155             82
American Express Credit Corp. Series C
   5.875%, 5/2/13                                             205            204
Assurant, Inc.
   5.625%, 2/15/14                                            100             89
Banco Santander Chile 144A
   5.375%, 12/9/14 (3)                                        190            181
Bank of America Corp.
   5.750%, 12/1/17                                            200            178
Bank of New York/Mellon Corp. (The)
   4.950%, 11/1/12                                             90             95
Barclays Bank plc 144A
   6.050%, 12/4/17 (3)                                        185            160
Bear Stearns Cos., Inc. LLC
   (The)
   7.250%, 2/1/18                                             275            290
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                            215            202
Capital One Financial Corp.
   5.250%, 2/21/17                                             95             82
CIT Group, Inc.
   5.125%, 9/30/14                                            285            168

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Citigroup, Inc.
   5.000%, 9/15/14                                   $        230   $        193
   4.875%, 5/7/15                                             115             94
   5.500%, 2/15/17                                            150            122
CME Group, Inc.
   5.400%, 8/1/13                                              85             89
Countrywide Financial Corp.
   6.250%, 5/15/16                                            100             89
Credit Suisse USA, Inc.
   5.850%, 8/16/16                                            200            206
Export-Import Bank of Korea
   5.500%, 10/17/12                                           220            224
Goldman Sachs Group, Inc. (The)
   6.150%, 4/1/18                                             285            277
Health Care REIT, Inc.
   5.875%, 5/15/15                                            275            240
HRPT Properties Trust
   5.750%, 2/15/14                                            210            180
HSB Capital I Series B
   2.041%, 7/15/27 (2)                                        365            154
HSBC Finance Corp.
   6.750%, 5/15/11                                            235            242
   6.375%, 11/27/12                                            95             97
ICICI Bank Ltd. RegS
   5.750%, 11/16/10 (4)                                       170            171
International Lease Finance Corp.
   4.750%, 1/13/12                                            465            366
Janus Capital Group, Inc.
   6.500%, 6/15/12                                            215            199
Jefferson-Pilot Corp.
   4.750%, 1/30/14                                            215            190
JPMorgan Chase & Co.
   5.250%, 5/1/15                                             205            197
Kazkommerts International BV 144A
   8.500%, 4/16/13 (3)                                        250            155
KeyBank NA
   5.700%, 8/15/12                                            215            209
Korea Development Bank
   5.300%, 1/17/13                                            100             99
   5.750%, 9/10/13                                             70             70
Merrill Lynch & Co., Inc.
   6.110%, 1/29/37                                            235            181
Morgan Stanley
   5.375%, 10/15/15                                           300            294

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Nationwide Health Properties, Inc.
   6.250%, 2/1/13                                    $        215   $        204
Northern Trust Corp.
   5.500%, 8/15/13                                             95            101
Nuveen Investment, Inc.
   144A 10.500%, 11/15/15 (3)                                 100             69
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (3)                                    265            228
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14 (3)                                         100             86
PNC Bank NA
   4.875%, 9/21/17                                            230            201
Principal Financial Group, Inc.
   7.875%, 5/15/14                                             80             84
ProLogis
   6.625%, 5/15/18                                             90             71
Simon Property Group LP
   10.350%, 4/1/19                                             70             80
SLM Corp.
   0.896%, 2/1/10(2)                                          600            553
SunTrust Banks, Inc.
   5.250%, 11/5/12                                            220            224
Tanger Factory Outlet Centers
   6.150%, 11/15/15                                           170            138
TNK-BP Finance SA RegS
   6.125%, 3/20/12 (4)                                        170            157
UDR, Inc.
   5.250%, 1/15/15                                            205            186
UFJ Finance AEC
   6.750%, 7/15/13                                            120            124
Wachovia Bank NA
   5.000%, 8/15/15                                            500            471
Westfield Capital Corp. Ltd./
   Westfield Finance Authority
   144A 5.125%, 11/15/14 (3)                                  140            126
XL Capital Ltd.
   5.250%, 9/15/14                                            165            139
Xstrata Finance Canada Ltd.
   144A 5.800%, 11/15/16 (3)                                  105             94
                                                                    ------------
                                                                           9,437
                                                                    ------------

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
HEALTH CARE--0.8%
Fisher Scientific
   International, Inc.
   6.125%, 7/1/15                                    $        190   $        191
HCA, Inc.
   9.250%, 11/15/16                                           220            217
                                                                    ------------
                                                                             408
                                                                    ------------
INDUSTRIALS--4.7%
American Airlines, Inc.
   99-1,
   7.024%, 10/15/09                                           565            558
   01-1,
   6.977%, 5/23/21                                            460            278
Case Corp.
   7.250%, 1/15/16                                            165            150
Continental Airlines, Inc.
   98-1A,
   6.648%, 3/15/19                                            476            390
Delta Air Lines, Inc. 00-A1,
   7.379%, 11/18/11                                           157            153
Equifax, Inc.
   6.300%, 7/1/17                                             230            225
Owens Corning, Inc.
   6.500%, 12/1/16                                             55             48
Pitney Bowes, Inc.
   4.750%, 5/15/18                                            275            256
Salvation Army (The)
   5.480%, 9/1/17                                             185            192
Terex Corp.
   7.375%, 1/15/14                                            145            134
United Airlines, Inc. 01-A1,
   6.071%, 3/1/13                                              13             13
United Rentals North America, Inc.
   6.500%, 2/15/12                                            120            117
                                                                    ------------
                                                                           2,514
                                                                    ------------
INFORMATION TECHNOLOGY--1.2%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                             175            147
Intuit, Inc.
   5.750%, 3/15/17                                             70             66
Jabil Circuit, Inc.
   8.250%, 3/15/18                                            170            154

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--CONTINUED
Seagate Technology HDD
   Holdings, Inc.
   6.375%, 10/1/11                                   $         35   $         34
Xerox Corp.
   6.750%, 2/1/17                                             255            232
                                                                    ------------
                                                                             633
                                                                    ------------
MATERIALS--1.6%
Agrium, Inc.
   6.750%, 1/15/19                                            180            178
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                             115            122
ArcelorMittal
   6.125%, 6/1/18                                             155            131
Catalyst Paper Corp.
   7.375%, 3/1/14                                              65             28
CRH America, Inc.
   6.000%, 9/30/16                                            215            191
International Paper Co.
   9.375%, 5/15/19                                            100            102
Nalco Co.
   8.875%, 11/15/13                                            70             72
Verso Paper Holdings LLC/
   Verso Paper, Inc. Series B
   4.778%, 8/1/14 (2)                                          70             33
                                                                    ------------
                                                                             857
                                                                    ------------
TELECOMMUNICATION SERVICES--3.3%
AT&T Corp.
   7.300%, 11/15/11                                           110            121
AT&T, Inc.
   5.625%, 6/15/16                                            295            304
Deutsche Telekom International Finance BV
   5.750%, 3/23/16                                            145            148
Frontier Communication Corp.
   6.250%, 1/15/13                                            175            162
Nextel Communications, Inc. Series D
   7.375%, 8/1/15                                             105             84
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A
   8.375%, 4/30/13 (3)                                        100             91

                                                       PAR VALUE        VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--CONTINUED
Qwest Corp.
   7.875%, 9/1/11                                    $        105   $        105
   6.500%, 6/1/17                                             115            101
Telecom Italia Capital SA
   6.999%, 6/4/18                                             145            147
Verizon Communications, Inc.
   4.900%, 9/15/15                                            175            175
   5.500%, 4/1/17                                             110            110
Vodafone Group plc
   6.150%, 2/27/37                                             95             94
Windstream Corp.
   8.625%, 8/1/16                                             150            144
                                                                    ------------
                                                                           1,786
                                                                    ------------
UTILITIES--2.6%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (3)                                        230            239
Great River Energy 144A
   5.829%, 7/1/17 (3)                                         196            189
Intergen NV 144A
   9.000%, 6/30/17 (3)                                        150            143
Israel Electric Corp. Ltd.
   144A
   7.250%, 1/15/19 (3)                                        200            198
Midwest Generation LLC Series B
   8.560%, 1/2/16                                             192            188
PSE&G Energy Holdings Co.
   8.500%, 6/15/11                                            120            122
Sempra Energy
   6.500%, 6/1/16                                              45             47
United Energy Distribution
   Holdings Property Ltd. 144A
   5.450%, 4/15/16 (3)                                        265            244
                                                                    ------------
                                                                           1,370
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $24,055)                                                 22,220
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--95.9%
(IDENTIFIED COST $56,332)                                                 51,243
                                                                    ------------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
State Street Institutional
   Liquid Reserves Fund
   (seven-day effective yield 0.440%)                   1,089,618   $      1,090
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,090)                                                   1,090
                                                                    ------------
TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $57,422)                                                 52,333(1)
Other assets and liabilities, net--2.1%                                    1,114
                                                                    ------------
NET ASSETS--100.0%                                                  $     53,447
                                                                    ============

ABBREVIATIONS:

FGIC           Financial Guaranty Insurance Company
FHLMC          Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA           Fannie Mae or Federal National Mortgage Association
FSA            Financial Security Assurance, Inc.
GNMA           Ginnie Mae or Government National Mortgage Association
NATL/NATL-RE   National Public Finance Guarantee Corp., formerly Municipal Bond
               Insurance Association
REIT           Real Estate Investment Trust

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at June 30, 2009, see the Federal Income Tax Information Note 10 in the Notes to Financial Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $5,670 or 10.6% of net assets

(4) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(5)  Illiquid Security.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (See Security Valuation Note 2A in the Notes to Financial Statements).

                                                                     LEVEL 2        LEVEL 3
                                        TOTAL       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                       VALUE AT      QUOTED        OBSERVABLE    UNOBSERVABLE
                                    JUNE 30, 2009    PRICE           INPUT           INPUT
                                    -------------   -------       -----------    ------------
INVESTMENTS IN SECURITIES
   Debt Securities:
      U.S. Government Securities       $ 1,925       $   --          $ 1,925          $--
      Municipal Securities               3,709           --            3,709           --
      Mortgage-Backed Securities        21,079           --           21,079           --
      Asset-Backed Securities            2,310           --            2,236           74
      Corporate Debt                    22,220           --           22,220           --
Equity Securities:
   Short-term investments                1,090        1,090               --           --
                                       -------       ------          -------          ---
         Total                         $52,333       $1,090          $51,269          $74
                                       =======       ======          =======          ===

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                 MORTGAGE-BACKED   ASSET-BACKED   CORPORATE
($ REPORTED IN THOUSANDS)                TOTAL      SECURITIES      SECURITIES       DEBT
-------------------------               ------   ---------------   ------------   ---------
BALANCE AS OF DECEMBER 31, 2008         $1,177        $ 359            $ 220        $ 598
Accrued discounts/premiums                   5            2                1            2
Realized gain (loss)(1)                   (713)        (385)            (328)          --
Change in unrealized appreciation
   (depreciation)(1)                       753          390              294           69
Net purchases (sales)                     (395)        (170)            (113)        (112)
Transfers in and/or out of Level 3(2)     (753)        (196)              --         (557)
                                        ------        -----            -----        -----
BALANCE AS OF JUNE 30, 2009             $   74        $  --            $  74        $  --
                                        ======        =====            =====        =====

(1) DISCLOSED IN THE STATEMENTS OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(2) "TRANSFERS IN AND/OR OUT OF LEVEL 3" REPRESENTS THE ENDING VALUE AS OF JUNE 30, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1) ................................   $   52,333
Cash .............................................................          209
Receivables
   Investment securities sold ....................................        2,251
   Interest ......................................................          580
   Fund shares sold ..............................................           12
   Dividends .....................................................            1
Prepaid expenses .................................................           21
                                                                     ----------
      Total assets ...............................................       55,407
                                                                     ----------
LIABILITIES
Payables
   Fund shares repurchased .......................................            3
   Investment securities purchased ...............................        1,900
   Investment advisory fee .......................................            9
   Distribution and service fees .................................            2
   Administration fee ............................................            5
   Transfer agent fees and expenses ..............................            2
   Trustees' fees and expenses ...................................            1
   Professional fee ..............................................           21
   Other accrued expenses ........................................           17
                                                                     ----------
      Total liabilities ..........................................        1,960
                                                                     ----------
NET ASSETS .......................................................   $   53,447
                                                                     ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .................   $   62,459
Accumulated undistributed net investment income (loss) ...........            9
Accumulated undistributed net realized gain (loss) ...............       (3,932)
Net unrealized appreciation (depreciation) .......................       (5,089)
                                                                     ----------
NET ASSETS .......................................................   $   53,447
                                                                     ==========
CLASS X
Net asset value (net assets/shares outstanding) and offering
   price per share ...............................................   $    28.20
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .......................................    1,496,836
Net Assets .......................................................   $   42,214
CLASS Y
Net asset value (net assets/shares outstanding) and offering
   price per share ...............................................   $    28.19
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .......................................      398,440
Net Assets .......................................................   $   11,233
(1) Investment securities at cost                                    $   57,422

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Interest .........................................................   $ 1,921
Dividends ........................................................         8
                                                                     -------
   Total investment income .......................................     1,929
                                                                     -------
EXPENSES
Investment advisory fee ..........................................       144
Service fees, Class Y ............................................        14
Administration fees ..............................................        28
Transfer agent fees and expenses .................................         7
Professional fees ................................................        18
Registration fees ................................................        17
Printing fees and expenses .......................................        15
Custodian fees ...................................................         8
Trustees' fees and expenses ......................................         3
Miscellaneous expenses ...........................................         6
                                                                     -------
   Total expenses ................................................       260
Less expenses reimbursed by investment adviser ...................       (70)
                                                                     -------
   Net expenses ..................................................       190
                                                                     -------
NET INVESTMENT INCOME (LOSS) .....................................     1,739
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ..........................    (2,261)
Net change in unrealized appreciation (depreciation) on
   investments ...................................................     6,119
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS ...................................     3,858
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $ 5,597
                                                                     =======

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                           SIX MONTHS ENDED
                                                                JUNE 30,       YEAR ENDED
                                                                 2009         DECEMBER 31,
                                                              (UNAUDITED)         2008
                                                           ----------------   ------------
FROM OPERATIONS
Net investment income (loss) ...........................       $  1,739         $  4,748
Net realized gain (loss) ...............................         (2,261)            (918)
Net change in unrealized appreciation (depreciation) ...          6,119          (11,131)
                                                               --------         --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................          5,597           (7,301)
                                                               --------         --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class X .........................         (1,480)          (3,857)
Net investment income, Class Y .........................           (323)            (831)
                                                               --------         --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ........................................         (1,803)          (4,688)
                                                               --------         --------
FROM SHARE TRANSACTIONS
SALE OF SHARES
Class X (18 and 34 shares, respectively) ...............            502            1,037
Class Y (8 and 1 shares, respectively) .................            226               26
REINVESTMENT OF DISTRIBUTIONS
Class X (47 and 125 shares, respectively) ..............          1,327            3,516
Class Y (12 and 29 shares, respectively) ...............            323              831
SHARES REPURCHASED
Class X (648 and 581 shares, respectively) .............        (18,137)         (16,897)
Class Y (68 and 225 shares, respectively) ..............         (1,809)          (6,524)
                                                               --------         --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS ........................................        (17,568)         (18,011)
                                                               --------         --------
NET INCREASE (DECREASE) IN NET ASSETS ..................        (13,774)         (30,000)
NET ASSETS
Beginning of period ....................................         67,221           97,221
                                                               --------         --------
END OF PERIOD ..........................................       $ 53,447         $ 67,221
                                                               ========         ========
Accumulated undistributed net investment income (loss)
   at end of period ....................................       $      9         $     73

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                          NET                       NET
                         ASSET         NET        REALIZED       TOTAL      DIVIDENDS
                         VALUE,    INVESTMENT       AND          FROM       FROM NET
                       BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT       TOTAL
                       OF PERIOD    (LOSS)(1)   GAIN (LOSS)   OPERATIONS     INCOME     DISTRIBUTIONS
                       ---------   ----------   -----------   ----------   ----------   -------------
CLASS X
1/1/09 -- 6/30/09(2)    $26.61        0.74          1.72         2.46        (0.87)        (0.87)
1/1/08 to 12/31/08       30.94        1.66         (4.26)       (2.60)       (1.73)        (1.73)
1/1/07 to 12/31/07       30.92        1.56          0.11         1.67        (1.65)        (1.65)
1/1/06 to 12/31/06       31.08        1.52         (0.11)        1.41        (1.57)        (1.57)
1/1/05 to 12/31/05       31.72        1.43         (0.59)        0.84        (1.48)        (1.48)
1/1/04 to 12/31/04       31.55        1.47          0.19         1.66        (1.49)        (1.49)
CLASS Y
1/1/09 -- 6/30/09(2)    $26.61        0.72          1.70         2.42        (0.84)        (0.84)
1/1/08 to 12/31/08       30.93        1.58         (4.25)       (2.67)       (1.65)        (1.65)
1/1/07 to 12/31/07       30.91        1.48          0.11         1.59        (1.57)        (1.57)
1/1/06 to 12/31/06       31.07        1.44         (0.11)        1.33        (1.49)        (1.49)
1/1/05 to 12/31/05       31.71        1.36         (0.60)        0.76        (1.40)        (1.40)
1/1/04 to 12/31/04       31.54        1.38          0.20         1.58        (1.41)        (1.41)

FOOTNOTE LEGEND:

(1)  Computed using average shares outstanding.

(2)  Unaudited.

(3)  Annualized.

(4)  Not annualized.

                       See Notes to Financial Statements

                                                             RATIO OF
                                                              GROSS            RATIO OF
           NET                  NET     RATIO OF NET        EXPENSES TO          NET
CHANGE    ASSET               ASSETS,   EXPENSES TO          AVERAGE          INVESTMENT
IN NET   VALUE,               END OF       AVERAGE          NET ASSETS        INCOME TO    PORTFOLIO
ASSET    END OF    TOTAL      PERIOD        NET          (BEFORE WAIVERS     AVERAGE NET   TURNOVER
VALUE    PERIOD   RETURN      (000'S)      ASSETS      AND REIMBURSEMENTS)      ASSETS       RATE
------   ------   ------     --------   ------------   -------------------   -----------   ---------

 1.59    $28.20    9.26%(4)  $ 42,214     0.55%(3)           0.77%(3)          5.47%(3)      29%(4)
(4.33)    26.61   (8.60)       55,340     0.55               0.74              5.59          47
 0.02     30.94    5.56        77,378     0.56               0.71              5.02          58
(0.16)    30.92    4.64        87,457     0.56               0.73              4.89          65
(0.64)    31.08    2.67        83,104     0.55               0.76              4.52          76
 0.17     31.72    5.39       150,466     0.55               0.67              4.61          77

 1.58    $28.19    9.14%(4)  $ 11,233     0.80%(3)           1.02%(3)          5.27%(3)      29%(4)
(4.32)    26.61   (8.83)       11,881     0.80               0.99              5.30          47
 0.02     30.93    5.30        19,843     0.81               0.96              4.78          58
(0.16)    30.91    4.38        18,994     0.81               0.98              4.64          65
(0.64)    31.07    2.42        24,235     0.80               1.01              4.28          76
 0.17     31.71    5.14        20,948     0.80               0.92              4.33          77

                       See Notes to Financial Statements

                           VIRTUS INSTITUTIONAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

1.   ORGANIZATION

     Virtus Institutional Trust (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective of generating a high level of current income and appreciation of capital consistent with prudent investment risk.

     The Fund offers Class X shares and Class Y shares.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.   SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

     The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional

                           VIRTUS INSTITUTIONAL TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

     disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Fund has adopted FSP 157-4 effective with the June 30, 2009 semiannual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investment.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.   INCOME TAXES:

     The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in either exchange rates or from fluctuations which arise due to changes in the market prices of securities.

F.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     At June 30, 2009, there were no when-issued or delayed delivery securities held by the Fund.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS UNLESS NOTED)

     At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc., ("PNX") into an independent publicly traded company, which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

     As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                                 1ST $1                $1 +
                                BILLION              BILLION
                                -------              -------
                                  0.45%                0.40%

     The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser Goodwin Capital Advisers, Inc. ("Goodwin").

     The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed the following percentages of average annual net assets of the Fund:

                                CLASS X              CLASS Y
                                -------              -------
                                  0.55%                0.80%

     The Adviser may discontinue this voluntary expense limitation at any time.

     Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

                                  2010      2011      TOTAL
                                  ----      ----      -----
                                   $55      $161       $216

     VP Distributors serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

     VP Distributors serves as the Administrator to the Fund. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the six-month period (the "period") ended June 30, 2009, the Fund incurred administration fees totaling $28.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

     VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2009, transfer agent fees were $7 as reported in the Statement of Operations.

     At June 30, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:

                                   AGGREGATE        NET ASSET
                                     SHARES           VALUE
                                   ---------        ---------
     Class Y ..................     398,440           $11,232

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended June 30, 2009, were as follows:

                                   PURCHASES           SALES
                                   ---------          -------
                                     $2,842           $28,040

     Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2009, were as follows:

                                   PURCHASES           SALES
                                   ---------          -------
                                    $14,451           $12,953

5.   10% SHAREHOLDERS

     At June 30, 2009, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the funds as detailed below.

                                   % OF SHARES       NUMBER OF
                                   OUTSTANDING        ACCOUNTS
                                   -----------       ---------
     Class X ..................         48%              4
     Class Y ..................         21               2

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

7.   ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments, where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

10.  FEDERAL INCOME TAX INFORMATION
     ($ reported in thousands)

     At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                              NET UNREALIZED
           FEDERAL       UNREALIZED         UNREALIZED         APPRECIATION
          TAX COST      APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
          --------      ------------      --------------      --------------
           $57,321          $907             $(5,895)            $(4,988)

     The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                                    EXPIRATION YEAR
                          -----------------------------------
                          2011      2014      2016      TOTAL
                          ----      ----      ----      -----
                          $364      $408      $157       $929

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

11.  SUBSEQUENT EVENT EVALUATIONS

     In May 2009, Statement of Financial Accounting Standards No. 165 ("FAS 165") regarding Subsequent Events was issued and is effective with interim or annual financial periods ending after June 15, 2009. FAS 165 is intended to introduce the concept of the financial statements being available to be issued as a measurement date for evaluating subsequent events.

     Management has evaluated the impact of all subsequent events on the series through August 24, 2009, the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                         THIS PAGE INTENTIONALLY BLANK.

VIRTUS INSTITUTIONAL TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Adviser Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                      virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                           (VIRTUS MUTUAL FUNDS LOGO)                 PRSRT STD
                                                                    U.S. POSTAGE
                     c/o State Street Bank and Trust Company            PAID
                                  P.O. Box 8301                      LANCASTER,
                              Boston, MA 02266-8301                      PA
                                                                    PERMIT 1793

                                                For more information about
                                                Virtus mutual funds, please call
                                                your financial representative,
                                                contact us at 1-800-243-1574
                                                or virtus.com

8000                                                                       06-09

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Virtus Institutional Trust
               (formerly, Phoenix Institutional Mutual Funds)
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date                                September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date                                September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ W. Patrick Bradley
                         -------------------------------------------------------
                                    W. Patrick Bradley, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date                                September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.